Document and Entity Information	Sep. 15, 2019
Cover [Abstract]
Entity Registrant Name	ALDER BIOPHARMACEUTICALS INC
Entity Address, State or Province	WA
Amendment Flag	false
Entity Central Index Key	0001423824
Document Type	8-K
Document Period End Date	Sep. 15, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-36431
Entity Tax Identification Number	90-0134860
Entity Address, Address Line One	11804 North Creek Parkway South
Entity Address, City or Town	Bothell
Entity Address, Postal Zip Code	98011
City Area Code	(425)
Local Phone Number	205-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ALDR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false